Loans and Allowance for Credit Losses (Loans Acquired with Deteriorated Credit Quality) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisition		¥ 3,880		¥ 537
Cash flows expected to be collected at acquisition		1,449		197
Fair value of loans at acquisition		1,449		197
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year		29,672		40,917
Additions
Accretion		(7,178)		(14,067)
Disposals				(11)
Reclassifications from (to) nonaccretable difference		896		3,267
Foreign currency translation adjustments		(230)		(434)
Balance at end of fiscal year		23,160		29,672
Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year		180,011		223,695
Outstanding balance at end of fiscal year		161,525		180,011
Carrying amount at beginning of fiscal year		67,778	[1]	91,176
Carrying amount at end of fiscal year	[1]	54,103		67,778
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year		1,449		197
Carrying amount at end of fiscal year		6,284		6,659
Allowance for credit losses within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for credit losses at beginning of fiscal year		13,697	[1]	14,523
Additional provisions during fiscal year		1,744		2,285
Reductions of allowance during fiscal year		401		732
Balance of allowance for credit losses at end of fiscal year	[1]	¥ 14,364		¥ 13,697

[1]	Loans acquired with deteriorated credit quality in the above table include impaired loans which are individually evaluated for impairment.